CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited consolidated quarterly operating data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter(1)

	(Dollars In Millions)
For The Year Ended December 31, 2021
Gross premiums and policy fees	$1,095	$1,026	$1,054	$1,047
Reinsurance ceded	(317)	(326)	(311)	(366)
Net premiums and policy fees	778	700	743	681
Net investment income	720	742	753	767
Net gains (losses) — investments and derivatives	127	(33)	67	(11)
Other income	88	100	89	102
Total revenues	1,713	1,509	1,652	1,539
Total benefits and expenses	1,586	1,308	1,593	1,555
Income (loss) before income tax	127	201	59	(16)
Income tax expense	25	39	10	12
Net income (loss)	$102	$162	$49	$(28)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

	(Dollars In Millions)
For The Year Ended December 31, 2020 (Recast)
Gross premiums and policy fees	$896	$1,009	$1,045	$1,053
Reinsurance ceded	(36)	(360)	(287)	(344)
Net premiums and policy fees	860	649	758	709
Net investment income	754	742	740	653
Net gains (losses) — investments and derivatives	(301)	(34)	111	(11)
Other income	128	111	115	184
Total revenues	1,441	1,468	1,724	1,535
Total benefits and expenses	1,600	1,294	1,564	1,433
Income (loss) before income tax	(159)	174	160	102
Income tax (benefit) expense	(30)	32	29	12
Net income (loss)	$(129)	$142	$131	$90
(1)	The Company recorded a non-cash impairment charge of $129 million Q4 2021. Refer to Note 10, Goodwill for additional information.